CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,944,577)	$ 634,100	$ 175,787
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation expense and amortization of intangible assets	27,447	27,829	34,713
Amortization of right-of-use assets	227,661	199,709	0
Impairment loss	696	0	0
Changes in operating assets and liabilities:
Accounts receivable	969,374	(1,021,727)	91,432
Security deposit	(43,750)	2,837	(3,963)
Prepaid expenses and other current assets	(74,120)	(8,582)	(356,117)
Interest receivable	(113,014)	0	16,745
Due from related parties	0	0	447,778
Insurance premiums payable	0	0	(198,717)
Taxes payable	(78,932)	204,532	(56,272)
Accrued liabilities and other payables	(123,052)	108,765	40,826
Due to related parties	12,025	(6,970)	36,841
Operating lease liabilities - related party	(29,355)	(25,834)	0
Operating lease liabilities	(194,341)	(162,828)	0
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(1,363,938)	(48,169)	229,053
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,411)	(3,457)	(12,012)
Purchase of intangible asset	0	0	(183,115)
Investment in note receivable	(7,500,000)	0	0
Payments of notes receivable - related party	0	(17,158,967)	0
Proceeds received from repayments of notes receivable - related party	0	17,158,967	232,133
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(7,503,411)	(3,457)	37,006
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds received from note payable	75,581	0	0
Repayment of note payable	(75,581)	0	0
Repayments made for borrowings	0	0	(369,483)
Proceeds received from related parties' borrowings	1,893,932	1,987,256	0
Repayments made for related parties' borrowings	(2,272,145)	(2,099,420)	(8,400)
Proceeds received from initial public offering	12,300,000	0	0
Disbursements for initial public offering costs	(1,489,388)	0	0
Proceeds received from the June 2021 public offering	24,562,500	0	0
Disbursements for the June 2021 public offering costs	(2,352,418)	(371,081)	(493,899)
Capital contribution from shareholders	0	5,000	464
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	32,642,481	(478,245)	(871,318)
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	145,014	486,780	(55,593)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	23,920,146	(43,091)	(660,852)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of year	6,923,495	6,966,586	7,627,438
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of year	30,843,641	6,923,495	6,966,586
Cash paid for:
Interest	725	0	33,675
Income taxes	2,251	0	283,267
NON-CASH INVESTING AND FINANCING ACTIVITIES
Payments made by related parties on the Company's behalf	119,886	141,449	0
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at beginning of year	6,137,689	6,243,029	6,712,880
Restricted cash at beginning of year	785,806	723,557	914,558
Total cash, cash equivalents and restricted cash at beginning of year	30,843,641	6,923,495	6,966,586
Cash and cash equivalents at end of year	30,024,372	6,137,689	6,243,029
Restricted cash at end of year	819,269	785,806	723,557
Total cash, cash equivalents and restricted cash at end of year	$ 30,843,641	$ 6,923,495	$ 6,966,586